Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31,	June 30,
	2022	2023
Accounts receivable	110,967	95,783
Allowance for doubtful accounts	$(25,348)	$(21,190)
Accounts receivable, net	$85,619	$74,593

Schedule of Allowance for Doubtful Accounts	The movement of allowance for doubtful accounts for the six months ended June 30, 2022 and 2023 were as following:
	For the Six Months Ended June 30,
	2022	2023
Balance at the beginning of the period	$-	$25,348
Adoption of ASC326	-	637
Additions	245	-
Reversal	-	(3,694)
Foreign currency translation	(8)	(1,101)
Balance at the end of the period	$237	$21,190